Net other non-operating income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Gain on sale of assets [Abstract]
Gain on sale of property and equipment	₩ 5,278	₩ 3,343	₩ 2,379
Gain on disposition of assets held for sale	22,748	0	0
Gain on sale of investment property	219	2,668	5,586
Gain on sale of lease assets	605	272	328
Gain on sale of others	125	95	433
Gain on sale of assets	28,975	6,378	8,726
Gain on sale of investments in associates	8,891	5,218	95,485
Miscellaneous other non-operating income [Abstract]
Rental income from investment property	33,023	27,852	30,876
Reversal of impairment losses on intangible asset	91	301	982
Gain from assets contributed	1,067	53	714
Others	67,535	104,563	100,877
Miscellaneous other non-operating income	101,716	132,769	133,449
Other non-operating income	139,582	144,365	237,660
Loss on sale of assets [Abstract]
Loss on sale of property and equipment	(2,642)	(2,811)	(1,496)
Loss on sale of investment property	(1,627)	(248)	(55)
Loss on sale of lease assets	(1,282)	(2,429)	(2,714)
Loss on sale of others	(149)	(118)	(69)
Loss on sale of assets	(5,700)	(5,606)	(4,334)
Loss from investments in associates [Abstract]
Loss on sale of investments in associates	(1,332)	(3,315)	(2,012)
Impairment loss on investments in associates	(144)	(7,339)	(9,024)
Loss from investments in associates	(1,476)	(10,654)	(11,036)
Miscellaneous other non-operating expense [Abstract]
Donations	(140,243)	(19,367)	(24,830)
Depreciation of investment properties	(16,095)	(19,588)	(13,117)
Impaired loss on property and equipment	(16)	(2,204)	0
Impaired loss on intangible assets	(271)	(3,411)	(3,125)
Write-off of intangible assets	(1,210)	(966)	(960)
Collecting of written-off expenses	(7,162)	(4,379)	(8,088)
Others	(20,220)	(26,355)	(25,705)
Miscellaneous other non-operating expense	(185,217)	(76,270)	(75,825)
Other non-operating expense	(192,393)	(92,530)	(91,195)
Net other non-operating income	₩ (52,811)	₩ 51,835	₩ 146,465